Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following table represents the percentage of consolidated third party net sales to Mylan’s major customers during 2014, 2013 and 2012.

	Percentage of Third Party Net Sales
	2014	2013	2012
McKesson Corporation	19%	14%	13%
AmeriSourceBergen Corporation	13%	10%	7%
Cardinal Health, Inc.	12%	15%	14%

Earnings Per Common Share Attributable To Mylan Inc.
Basic and diluted earnings per common share attributable to Mylan Inc. are calculated as follows:

	Year Ended December 31,
(In millions, except per share amounts)	2014	2013	2012
Basic earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. common shareholders	$929.4	$623.7	$640.9
Shares (denominator):
Weighted average common shares outstanding	373.7	383.3	415.2
Basic earnings per common share attributable to Mylan Inc. common shareholders	$2.49	$1.63	$1.54

Diluted earnings attributable to Mylan Inc. common shareholders (numerator):
Net earnings attributable to Mylan Inc. common shareholders	$929.4	$623.7	$640.9
Shares (denominator):
Weighted average common shares outstanding	373.7	383.3	415.2
Stock-based awards and warrants	24.3	11.2	5.0
Total dilutive shares outstanding	398.0	394.5	420.2
Diluted earnings per common share attributable to Mylan Inc. common shareholders	$2.34	$1.58	$1.52